Label	Element	Value
International Socially Responsible Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VALIC Company I

International Socially Responsible Fund

(the “Fund”)

Supplement dated October 15, 2019, to the Fund’s Summary Prospectus and Prospectus

dated October 1, 2019, as supplemented and amended to date

Risk/Return [Heading]	rr_RiskReturnHeading	International Socially Responsible Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 4, 2019, the Fund changed the benchmark against which it measures its performance from the MSCI World Index (net) to the MSCI EAFE Index (net). Fund management believes that the MSCI EAFE Index (net) is more representative of the securities in which the Fund invests.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective immediately, the “Average Annual Total Returns” table in the section entitled “Fund Summary: International Socially Responsible Fund – Performance Information,” is deleted and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2018)
International Socially Responsible Fund | MSCI EAFE Index (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.79%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.53%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.32%	[1]
International Socially Responsible Fund | MSCI World Index (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.71%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.56%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.67%	[1]
International Socially Responsible Fund | International Socially Responsible Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.47%

[1]	Effective June 4, 2019, the Fund changed the benchmark against which it measures its performance from the MSCI World Index (net) to the MSCI EAFE Index (net). Fund management believes that the MSCI EAFE Index (net) is more representative of the securities in which the Fund invests.